BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Schedule Of Beneficial Conversion Feature Of Series E Preferred Shares [Table Text Block]

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal Year 2012 and Fiscal Year 2011 is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011
Series E Shares Issued	250	1,062.5
Detachable Warrants Issued (March 2011 only)	—	40,000,000
Gross Proceeds Received	$250,000	$1,062,500

Gross Valuation of Warrants Issued	—	$2,951,297
Gross Valuation of Beneficial Conversion	$763,619	$2,067,416

Proceeds Allocated to Warrants	—	$746,919
Proceeds Allocated to Beneficial Conversion Feature	$250,000	$315,581
Total Allocation of Proceeds	$250,000	$1,062,500